THE ADAMS EXPRESS COMPANY
-----------------------------------------------------------

Board of Directors
Enrique R. Arzac(3,4)              Augustine R. Marusi(1,3)
Leigh Carter(1,2)                  W. Perry Neff(1,4)
Allan Comrie(1,3)                  Douglas G. Ober(1)
Daniel E. Emerson(1,3)             Landon Peters(1,3)
Thomas H. Lenagh(2,4)              John J. Roberts
W.D. MacCallan(2,4)                Robert J.M. Wilson(2,4)


1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Committee

Officers
Douglas G. Ober                Chairman and
                                Chief Executive Officer
Joseph M. Truta                President
Richard F. Koloski             Executive Vice President
Richard B. Tumolo              Vice President--Research
Simeon F. Wooten, III          Vice President--Research
Lawrence L. Hooper, Jr.        Secretary and
                                General Counsel
Maureen A. Jones               Treasurer
Dana M. Cannon                 Assistant Treasurer
Geraldine H. Stegner           Assistant Secretary

-----------------------------------------------------------
                     Stock Data
-----------------------------------------------------------
Price (9/30/97)                          $24.75
Net Asset Value (9/30/97)                $29.48
Discount:                                 16.0%

New York Stock Exchange and Pacific Exchange ticker sym-
     bol: ADX
Newspaper stock listings are generally under the abbrevia-tion: AdaEx

-----------------------------------------------------------
                Distributions in 1997
-----------------------------------------------------------
From Investment Income                    $0.27
From Net Realized Gains                    0.09
                                          -----
    Total                                 $0.36
                                          =====

-----------------------------------------------------------
              1997 Dividend Payment Dates
-----------------------------------------------------------
                  March 1, 1997
                  June 1, 1997
                  September 1, 1997
                  December 27, 1997*
            *Anticipated

[Recycled Logo] Printed on recycled paper


                   THIRD QUARTER REPORT
-----------------------------------------------------------
                    September 30, 1997

               [Adams Express Company Logo]

                            BUILDING FOR THE FUTURE
                           WITH SOLID INVESTMENTS(R)

                             LETTER TO STOCKHOLDERS
-------------------------------------------------------------------------------

We are pleased to submit the financial statements of the Company for the nine months ended September 30, 1997, a schedule of investments and a list of principal changes in portfolio securities for the third quarter.

Net assets of the Company at September 30, 1997 were $29.48 per share as compared with $23.71 per share at December 31, 1996 on the 48,036,528 shares outstanding on each date. The total return on net assets (with reinvestment of income and capital gains distributions) for the period was 26.0%. On March 1, 1997, a distribution of $0.12 per share was paid consisting of $0.08 from 1996 long-term capital gain, $0.01 from 1996 short-term capital gain, $0.01 from 1996 investment income and $0.02 from 1997 investment income. All are taxable in 1997. A regular 1997 investment income dividend of $0.12 per share was paid to shareholders on June 1, 1997 and September 1, 1997.

Net investment income for the nine months ended September 30, 1997 amounted to $15,138,081, compared with $17,772,006 for the same period in 1996. These earnings are equal to $0.32 and $0.38 respectively, per share, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the nine months ended September 30, 1997 amounted to $66,271,875, the equivalent of $1.38 per share.

On July 10, 1997, the Board of Directors elected Ms. Dana M. Cannon to the position of Assistant Treasurer to succeed Ms. Rose Marie Carlsson, who retired on July 16, 1997 after twenty-four years of much appreciated service.

The Company is an internally managed equity fund whose investment policy is essentially based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.


By order of the Board of Directors,

/s/ Douglas G. Ober                /s/ Joseph M. Truta
___________________                ___________________
Douglas G. Ober,                   Joseph M. Truta,
Chairman and Chief                 President
Executive Officer

October 17, 1997

                      Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                         September 30, 1997 (unaudited)

Assets
Investments* at value:
   Common stocks and convertible securities
     (cost $714,188,260)                                                        $1,326,296,291
   Non-controlled affiliate, Petroleum & Resources
     Corporation (cost $22,153,015)                                                 45,965,996
   Short-term investments (cost $41,657,726)                                        41,657,726   $1,413,920,013
----------------------------------------------------------------------------------------------
Cash                                                                                                    118,481
Receivables:
   Investment securities sold                                                                         1,822,004
   Dividends and interest                                                                             1,938,935
Prepaid expenses and other assets                                                                     3,720,517
---------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                1,421,519,950
---------------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                       1,743,125
Open option contracts at value (proceeds $684,514)                                                      785,688
Accrued expenses                                                                                      2,743,223
---------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                               5,272,036
---------------------------------------------------------------------------------------------------------------
      Net Assets                                                                                 $1,416,247,914
===============================================================================================================
Net Assets
Common Stock at par value $1.00 per share, authorized 75,000,000
 shares; issued and outstanding 48,036,528 shares                                                 $  48,036,528
Additional capital surplus                                                                          661,729,190
Undistributed net investment income                                                                   4,341,512
Undistributed net realized gain on investments                                                       66,320,846
Unrealized appreciation on investments                                                              635,819,838
---------------------------------------------------------------------------------------------------------------
      Net Assets Applicable to Common Stock                                                      $1,416,247,914
===============================================================================================================
      Net Asset Value Per Share of Common Stock                                                          $29.48
===============================================================================================================

*See Schedule of Investments on pages 6 through 8.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                Nine Months Ended September 30, 1997 (unaudited)

Investment Income
   Income:
      Dividends:
         From unaffiliated issuers                                                                $ 13,850,210
         From non-controlled affiliate                                                                 595,696
      Interest                                                                                       4,415,135
--------------------------------------------------------------------------------------------------------------
         Total income                                                                               18,861,041
--------------------------------------------------------------------------------------------------------------
   Expenses:
      Investment research                                                                            1,873,192
      Administration and operations                                                                    674,340
      Directors' fees                                                                                  130,600
      Reports and stockholder communications                                                           190,026
      Transfer agent, registrar and custodian expenses                                                 293,534
      Auditing services                                                                                 49,750
      Legal services                                                                                    29,537
      Occupancy and other office expenses                                                              179,045
      Travel, telephone and postage                                                                    121,301
      Other                                                                                            181,635
--------------------------------------------------------------------------------------------------------------
         Total expenses                                                                              3,722,960
--------------------------------------------------------------------------------------------------------------
         Net Investment Income                                                                      15,138,081
--------------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
   Net realized gain on security transactions                                                       66,180,229
   Net realized gain distributed by regulated investment company (non-controlled affiliate)             91,646
   Change in unrealized appreciation on investments                                                213,370,713
--------------------------------------------------------------------------------------------------------------
         Net Gain on Investments                                                                   279,642,588
--------------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                                    $294,780,669
==============================================================================================================


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 Nine Months       Year Ended
                                                                            Ended Sept. 30, 1997  Dec. 31, 1996
                                                                            --------------------  -------------
                                                                                 (unaudited)
From Operations:
   Net investment income                                                        $  15,138,081   $   24,237,044
   Net realized gain on investments                                                66,271,875       57,853,036
   Change in unrealized appreciation on investments                               213,370,713      113,359,376
--------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations                              294,780,669      195,449,456
--------------------------------------------------------------------------------------------------------------
Dividends to Stockholders from:
   Net investment income                                                          (12,969,863)     (24,006,069)
   Net realized gain from investment transactions                                  (4,323,288)     (55,398,620)
--------------------------------------------------------------------------------------------------------------
      Decrease in net assets from distributions                                   (17,293,151)     (79,404,689)
--------------------------------------------------------------------------------------------------------------
From Capital Share Transactions:
   Value of common shares issued in payment of optional distributions                 -0-           36,484,715
--------------------------------------------------------------------------------------------------------------
      Total Increase in Net Assets                                                277,487,518      152,529,482
Net Assets:
   Beginning of period                                                          1,138,760,396      986,230,914
--------------------------------------------------------------------------------------------------------------
   End of period (including undistributed net investment
     income of $4,341,512 and $2,173,294, respectively)                        $1,416,247,914   $1,138,760,396
==============================================================================================================

The accompanying notes are an integral part of the financial statements.
                                                                               3

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. Significant Accounting Policies
The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments are valued at amortized cost. Options are valued at the last sale price or last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes
The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities including options, at September 30, 1997 was $778,297,524, and net unrealized appreciation aggregated $636,307,003, of which the related gross unrealized appreciation and depreciation were $642,791,771 and $6,484,768, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions
Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 1997 were $207,293,142 and $196,556,938, respectively. Option transactions comprised an insignificant portion of operations during the period ended September 30, 1997. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock
The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. No purchases were made during the nine months ended September 30, 1997.

The Company has 10,000,000 unissued preferred shares without par value.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,050,000 shares of the Company's common stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the optionees to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the common stock at the date of surrender. Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Company during subsequent years. At the beginning of 1997, 396,175 options were outstanding at exercise prices of $7.570-$19.625. During the nine months ended September 30, 1997, the Company granted options including stock appreciation rights for 7,935 shares of common stock with an exercise price of $20.25 per share. During the nine months ended September 30, 1997 stock appreciation rights relating to 74,395 stock option shares were exercised at market prices of $20.250-$24.125 per share and the stock options relating to these rights, which had exercise prices of $7.480-$15.255 per share, were cancelled. In addition, stock options and stock appreciation rights relating to 17,597 shares, which had exercise prices of $15.165-19.535, were cancelled during the second quarter. At September 30, 1997, there were outstanding exercisable options to purchase 55,714 common shares at $7.9150-$17.1475 per share and unexercisable options to purchase 256,404 common shares at $13.195-$20.250 per share. Total compensation expense recognized for the nine months ended September 30, 1997 related to the stock options and stock appreciation rights plan was $1,410,266. At September 30, 1997, there were 923,487 shares available for future option grants.

5. Retirement Plans
The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 36 months of employment. The Company's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. The plan assets consist primarily of investments in mutual funds.

The actuarially computed net pension cost credit for the nine months ended September 30, 1997 was $383,701, and consisted of service expense of $134,009, interest expense of $244,779, expected return on plan assets of $575,508, and a net amortization credit of $186,981.

In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted-average discount rate was 7.50%, the expected rate of annual salary increases was 7.0%, and the expected long-term rate of return on plan assets was 8.0%.

On January 1, 1997, the accumulated benefit obligation, including vested benefits, was $3,567,110. The fair value of the plan assets was $9,715,752 and the projected benefit obligation for service rendered to date was $4,475,562, which resulted in excess plan assets of $5,240,190. The remaining components of prepaid pension cost at January 1, 1997 included $2,029,896 in unrecognized net gain, $508,900 in unrecognized prior service cost and $623,224 is the remaining portion of the unrecognized net asset existing at January 1, 1987, which is being amortized

--------------------------------------------------------------------------------

over 15 years. Prepaid pension cost included in other assets at September 30, 1997 was $3,479,671.

In addition, the Company has a nonqualified unfunded benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses
The cumulative amount of accrued expenses at September 30, 1997 for employees and former employees of the Company was $2,595,898. Aggregate remuneration paid or accrued during the nine months ended September 30, 1997 to officers and directors amounted to $2,466,718.

Research, accounting and other office services provided to and reimbursed by the Company's non-controlled affiliate, Petroleum & Resources Corporation, amounted to $353,367 for the nine months ended September 30, 1997.

7. Portfolio Securities Loaned
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit, the value of which exceeds the market value of such loaned securities. The Company receives compensation for lending securities in the form of fees. The Company continues to receive dividends on the securities loaned. At September 30, 1997, the value of security loans outstanding was $23,378,944.


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             Nine Months Ended
                                           -------------------
                                                (unaudited)                     Year Ended December 31
                                           Sept. 30,  Sept. 30,    -----------------------------------------------
                                             1997       1996        1996       1995       1994      1993     1992
                                             ----       ----        ----       ----       ----      ----     ----
Per Share Operating Performance
Net asset value, beginning of period        $23.71     $21.36      $21.36     $17.98     $19.78    $20.48    $20.21
-------------------------------------------------------------------------------------------------------------------
Net investment income                         0.32       0.38        0.52       0.50       0.51      0.48      0.46
Net realized gains and change in
   unrealized appreciation and other
   changes                                    5.81       2.43        3.55       4.54      (0.71)     1.18      1.43
-------------------------------------------------------------------------------------------------------------------
Total from investment operations              6.13       2.81        4.07       5.04      (0.20)     1.66      1.89
Less distributions
Dividends from net investment
   income                                    (0.27)     (0.33)      (0.52)     (0.52)     (0.50)    (0.45)    (0.46)
Distributions from net realized gains        (0.09)     (0.03)      (1.20)     (1.14)     (1.10)    (1.18)    (1.16)
-------------------------------------------------------------------------------------------------------------------
Total distributions                          (0.36)     (0.36)      (1.72)     (1.66)     (1.60)    (1.63)    (1.62)
Dilution resulting from the rights
   offering                                    --         --         --         --         --       (0.73)     --
Net asset value, end of period              $29.48     $23.81      $23.71     $21.36     $17.98    $19.78    $20.48
===================================================================================================================
Per share market price, end of period       $24.75     $20.125     $19.75     $18.50     $15.625   $17.875   $20.00

Total Investment Return
Based on market price                        27.4%      10.8%       16.4%      29.5%      (3.7)%    (2.7)%    14.1%
Ratios/Supplemental Data
Net assets, end of period (in 000's)     $1,416,248  $1,099,350  $1,138,760   $986,231   $798,298  $840,610  $696,925
Ratio of expenses to average
   net assets                                 0.39%+     0.40%+      0.34%      0.46%      0.33%     0.36%     0.49%
Ratio of net investment income to
   average net assets                         1.60%+     2.29%+      2.30%      2.51%      2.65%     2.33%     2.30%
Portfolio turnover                           21.73%+    22.84%+     19.60%     23.98%     19.23%    21.40%    17.97%
Average brokerage commission rate            $0.06      $0.07       $0.07        --         --        --       --
Number of shares outstanding at
   end of period (in 000's)                  48,037     46,166      48,037     46,166     44,390    42,498    34,027

----------
+ Ratios presented on an annualized basis.

   This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report.

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         September 30, 1997 (unaudited)

                                           Prin. Amt.
                                           or Shares       Value(A)
                                           ---------       --------
Stocks And Convertible
   Securities -- 96.9%
 Basic Materials -- 3.3%
   Consolidated Papers, Inc.                 100,000     $ 5,550,000
   du Pont (E.I.) de
     Nemours & Co.                           250,000      15,390,625
   Inco Ltd. 5.75% Conv.
     Debs. due  2004                      $4,000,000       4,320,000
   Mead Corp.                                 65,000       4,696,250
   Olin Corp.                                350,000      16,384,375
                                                      --------------
                                                          46,341,250
                                                      --------------
 Capital Goods  -- 10.4%
   Boeing Co.                                198,400      10,800,400
   Caterpillar Inc.                          270,000      14,563,125
   Cemex, S.A. de C.V. 4.25%
     Conv. Sub. Debs. due 1997(B)         $4,000,000       3,985,000
   Deere & Co.                               260,000      13,975,000
   Dover Corp.                               120,000       8,145,000
   Emerson Electric Co.                       73,000       4,206,625
   General Electric Co.                      655,000      44,580,938
   The BFGoodrich Co.                        110,000       4,977,500
   Minnesota Mining &
      Manufacturing Co.                      200,000      18,487,500
   Pall Corp.                                450,000       9,703,125
   Rockwell International Corp.              215,000      13,531,563
                                                      --------------
                                                         146,955,776
                                                      --------------
 Consumer -- 15.1%
   Consumer Distribution -- 2.6%
   American Stores Co.                       240,000       5,850,000
   Borders Group, Inc. (C)                   260,000       7,150,000
   Dillard Department Stores, Inc.           200,000       8,762,500
   Penney (J.C.) Co., Inc.                   200,000      11,650,000
   Polo Ralph Lauren Corp. (C)               125,000       3,273,438
                                                      --------------
                                                          36,685,938
                                                      --------------
   Consumer Services  -- 2.9%

   Cracker Barrel Old Country
      Store, Inc.                            350,000      11,331,250+
   McDonald's Corp.                          315,000      15,001,875
   Scandinavian Broadcasting
      System SA 7.25% Conv. Sub.
      Debs. due 2005                      $3,000,000       3,090,000+
   Time Warner Inc.                          150,000       8,128,125
   US WEST Media Group, Inc. (C)             150,000       3,346,875
                                                      --------------
                                                          40,898,125
                                                      --------------


                                           Prin. Amt.
                                           or Shares       Value(A)
                                           ---------       --------
   Consumer Staples -- 9.6%
   CPC International Inc.                    127,500    $ 11,809,687
   Campbell Soup Co.                         380,000      18,620,000
   Coca-Cola Co.                             170,000      10,370,000
   Crown Cork & Seal Co., Inc. 4.5%
      Conv. Pfd.                             260,000      11,570,000
   Crown Cork &
      Seal Co., Inc.                          45,000       2,075,625
   Gillette Co.                              229,560      19,813,898
   Interstate Bakeries Corp.                  69,000       4,752,375
   Kimberly-Clark Corp.                      340,000      16,638,750
   PepsiCo, Inc.                             320,000      12,980,000
   Procter & Gamble Co.                      230,000      15,884,375
   Ralston Purina Co. 7.00% SAILS
      due 2000                               180,000      12,183,750
                                                      --------------
                                                         136,698,460
                                                      --------------
 Energy -- 8.9%
   British Petroleum plc ADR                 150,000      13,621,875
   Enron Corp. 6.25%
      Exch. Notes due 1998                   411,900       9,242,006
   Enron Corp.                               100,000       3,850,000
   MCN Energy Group Inc.                     400,000      12,800,000
   Mobil Corp.                               120,000       8,880,000
   Petroleum & Resources
      Corporation (D)                      1,145,570      45,965,996
   Royal Dutch Petroleum Co.                 180,000       9,990,000
   Schlumberger Ltd.                          88,400       7,442,175
   Union Pacific Resources Group Inc.        275,102       7,204,234
   Unocal Capital Trust
     $3.125 Conv. Pfd.                       111,600       6,807,600+
                                                      --------------
                                                         125,803,886
                                                      --------------
 Financial -- 15.5%
   Banking -- 10.5%
   Associates First Capital Corp.
      Ser. A                                 273,400      17,019,150
   Banc One Corp.                            300,000      16,800,000
   Federal Home Loan Mortgage Corp.          360,000      12,690,000
   Investors Financial Services Corp.        274,700      11,331,375+
   Mellon Bank Corp.                         330,000      18,067,500
   National City Corp.                        80,000       4,925,000
   Norwest Corp.                             330,000      20,212,500
   Peoples Heritage Financial Group          237,000      10,028,063+
   Provident Bankshares Corp.                137,812       7,855,284+
   Southwest Bancorp. of Texas, Inc.(C)      175,000       5,162,500
   Wachovia Corp.                            190,000      13,680,000
   Wilmington Trust Corp.                    210,000      11,471,250+
                                                      --------------
                                                         149,242,622
                                                      --------------

--------------------------------------------------------------------------------
                         September 30, 1997 (unaudited)


                                           Prin. Amt.
                                           or Shares       Value(A)
                                           ---------       --------
   Insurance -- 5.0%
   AMBAC Financial Group, Inc.               379,600    $ 15,444,975
   American International Group, Inc.        270,000      27,860,625
   Reinsurance Group of America, Inc.        299,850      12,256,369
   Salomon Inc. 7.625% Exch. Notes
      due 1999 (B)                           375,000      14,812,500
                                                      --------------
                                                          70,374,469
                                                      --------------
 Health Care -- 11.5%
   Drugs -- 6.6%
   ALZA Corp. (C)                            500,000      14,500,000
   Elan Corp., plc ADR (C)                   460,000      23,028,750
   Forest Laboratories, Inc. (C)             165,000       6,950,625
   Lilly (Eli) &Co.                          150,000      18,150,000
   Merck & Co., Inc.                         140,000      13,991,250
   SmithKline Beecham plc ADR                360,000      17,595,000
                                                      --------------
                                                          94,215,625
                                                      --------------
   Medical Supplies and Services -- 4.9%
   Abbott Laboratories                       240,000      15,345,000
   American Retirement Corp.
     5.75% Conv. Sub. Debs
     due 2002                             $4,000,000       4,000,000
   American Retirement Corp. (C)             151,100       3,059,775
   Beckman Instruments, Inc.                  80,000       3,405,000
   Integrated Health Services, Inc.
      5.75% Conv. Sub. Debs. due 2001     $6,675,000       7,375,875
   Integrated Health Services, Inc.
      6% Conv. Sub. Debs. due 2003          $500,000         556,250
   Integrated Health Services, Inc.          125,000       4,179,687
   Life Technologies, Inc.                   307,500       9,301,875+
   MedPartners Inc. 6.50% TAPS
     due 2000                                100,000       2,143,750
   MedPartners Inc. (C)                      273,000       5,852,438
   ONCOR, Inc. (C)                           900,000       4,556,250
   Sunrise Assisted Living, Inc.             250,000       9,031,250
                                                      --------------
                                                          68,807,150
                                                      --------------
 Technology -- 16.6%
   Communication Equipment  -- 5.1%
   Ericsson (L.M.) Telephone Co. 4.25%
      Conv. Sub. Debs. due 2000             $120,000         795,000+
   Ericsson (L.M.) Telephone Co. ADR         440,000      21,092,500+
   Lucent Technologies Inc.                   64,816       5,274,402
   Motorola, Inc. LYONs due 2009            $650,000         853,125
   Motorola, Inc.                            150,000      10,781,250
   Nokia Corp. Pfd. ADR                      150,000      14,071,875
   Northern Telecom Ltd.                     190,000      19,748,125
                                                      --------------
                                                          72,616,277
                                                      --------------
   Computer Related -- 8.5%
   Cisco Systems, Inc. (C)                   215,000      15,708,438+
   Computer Sciences Corp.(C)                136,000       9,622,000
   DST Systems Inc. (C)                      400,000      14,800,000
   First Data Corp.                          343,980      12,920,749
   Hewlett-Packard Co.                       380,000      26,433,750
   QuickResponse Services, Inc. (C)          350,000      11,987,500+
   Sabre Group Holdings, Inc. (C)            400,000      14,325,000
   Sterling Commerce, Inc. (C)               400,000      14,375,000
                                                      --------------
                                                         120,172,437
                                                      --------------


                                           Prin. Amt.
                                           or Shares       Value(A)
                                           ---------       --------
   Electronics -- 3.0%
   Intel Corp.                               170,000    $ 15,693,125+
   Solectron Corp. (C)                       600,000      26,700,000
                                                      --------------
                                                          42,393,125
                                                      --------------
 Transportation -- 4.6%
   Delta Air Lines, Inc.                     150,071      14,134,812
   Federal Express Corp. (C)                 260,000      20,800,000
   Illinois Central Corp.                    210,000       7,717,500
   Ryder System, Inc.                        400,000      14,375,000
   Union Pacific Corp.                       130,000       8,141,250
                                                      --------------
                                                          65,168,562
                                                      --------------
 Utilities -- 10.9%
   Electric And Gas Utilities -- 5.1%
   Black Hills Corp.                         370,000      10,845,625
   CINergy Corp.                             300,000      10,031,250
   Empresa Nacional de
      Electricidad, S.A. ADR                 450,000       9,675,000
   LG&E Energy Corp.                         400,000       8,875,000
   New Century Energy                        250,000      10,390,625
   TECO Energy, Inc.                         300,000       7,350,000
   United Water Resources Inc.               453,900       8,453,888
   Washington Gas Light Co.                  257,000       6,585,625
                                                      --------------
                                                          72,207,013
                                                      --------------
   Telephone Utilities -- 5.8%
   AirTouch Communications (C)               200,000       7,087,500
   Ameritech Corp.                           155,000      10,307,500
   BellSouth Corp.                           220,000      10,175,000
   GTE Corp.                                 250,000      11,343,750
   LCI International, Inc. (C)               460,000      12,247,500
   NEXTEL Communications, Inc. (C)           120,000       3,465,000
   SBC Communications Inc.                   200,000      12,287,500
   WorldCom, Inc. (C)                        420,000      14,857,500+
                                                      --------------
                                                          81,771,250
                                                      --------------
 Other -- 0.1%
   Stocks under accumulation                               1,910,322
                                                      --------------
 Total Stocks and Convertible
   Securities
   (Cost $736,341,275)(E)                             $1,372,262,287
                                                      --------------

--------------------------------------------------------------------------------
                         September 30, 1997 (unaudited)


                                           Prin. Amt.      Value(A)
                                           ---------       --------
Short-Term Investments -- 2.9%
   U.S. Government Obligations --1.0%
   U.S. Treasury Bills,
      4.79-5.12%, due 11/28/97           $15,000,000  $   14,877,895
                                                      --------------
   Certificates of Deposit -- 0.7%
   Mercantile-Safe Deposit &
      Trust Co., 5.75%,
      due 10/2/97                          5,000,000       5,000,000
   Harris Trust & Savings
      Bank, Chicago, IL.,
      5.50%, due 10/23/97                  5,000,000       5,000,000
                                                      --------------
                                                          10,000,000
                                                      --------------


                                           Prin. Amt.       Value(A)
                                           ----------       --------
   Commercial Paper -- 1.2%
      Chevron UK Investment PLC,
        5.51%, due 10/9/97                $5,500,000  $    5,493,266
      Ford Motor Credit Corp.,
        5.51-5.53%,
        due 10/16/97-10/23/97              3,185,000       3,176,598
      General Electric Capital Corp.,
        5.56%, due 10/9/97                 8,120,000       8,109,967
                                                      --------------
                                                          16,779,831
                                                      --------------
Total Short-Term Investments
   (Cost $41,657,726)                                     41,657,726
                                                      --------------
Total Investments
   (Cost $777,999,001)                                 1,413,920,013
   Cash, receivables and other
      assets, less liabilities                             2,327,901
                                                      --------------
Net Assets-- 100.0%                                   $1,416,247,914
                                                      ==============

================================================================================
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the Toronto Stock Exchange except restricted securities and also those marked (+), which are traded "Over-the-Counter."
(B) Restricted securities (Cemex, S.A. de C.V. 4.25% Conv. Sub. Debs. due 1997, acquired 9/28/94, cost $4,053,999, Salomon Inc. 7.625% Exch. Notes due 1999, acquired 5/8/96, cost $10,017,100).
(C) Presently non-dividend paying.
(D) Non-controlled affiliate.
(E) The aggregate market value of stocks held in escrow at September 30, 1997 covering open call contracts written was $19,615,938. In addition, the required aggregate market value of securities segregated by the custodian to collateralize open put option contracts written was $11,400,000.



                        HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                                        Net         Dividends   Distributions
                                                                       Asset          from           from
                                                       Common          Value     Net Investment  Net Realized
                                     Value of          Shares           per          Income          Gains
Dec. 31                             Net Assets       Outstanding       Share        per Share      per Share
-------                             ----------       ----------        -----        ---------      ---------
1987...........................   $ 427,225,965      26,833,998       $15.92          $.78           $2.66
1988...........................     455,825,580      28,295,508        16.11           .50            1.32
1989...........................     550,091,129      29,982,939        18.35           .70            1.36
1990...........................     529,482,769      31,479,340        16.82           .66            1.06
1991...........................     661,895,779      32,747,497        20.21           .54            1.09
1992...........................     696,924,779      34,026,625        20.48           .46            1.16
1993...........................     840,610,252      42,497,665        19.78           .45            1.18
1994...........................     798,297,600      44,389,990        17.98           .50            1.10
1995...........................     986,230,914      46,165,517        21.36           .52            1.14
1996...........................   1,138,760,396      48,036,528        23.71           .52            1.20
September 30, 1997 (unaudited).   1,416,247,914      48,036,528        29.48           .27             .09

                   PRINCIPAL CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
          During the Three Months Ended September 30, 1997 (unaudited)

                                                                           Shares or Principal Amount
                                                                ------------------------------------------------
                                                                                                       Held
                                                                Additions        Reductions       Sept. 30, 1997
                                                                ---------        ----------       --------------
AMBAC Financial Group, Inc.                                       189,800(1)                           379,600
American International Group, Inc.                                 90,000(1)                           270,000
American Retirement Corp.                                      $4,000,000                           $4,000,000
American Stores Co.                                               240,000                              240,000
Caterpillar Inc.                                                  135,000(1)                           270,000
Crown Cork & Seal Co., Inc. 4.5% Conv. Pfd.                       260,000                              260,000
Empresa Nacional de Electricidad S.A. ADR                         450,000(1)         150,000           450,000
Integrated Health Services, Inc.                                  125,000                              125,000
MedPartners Inc. 6.50% TAPS                                       100,000                              100,000
Mead Corp.                                                         45,000                               65,000(2)
Procter & Gamble Co.                                              115,000(1)                           230,000
Ralston Purina Co. 7.00% SAILS due 2000                           180,000                              180,000
Reinsurance Group of America                                       99,950(1)                           299,850
SmithKline Beecham plc ADR                                        180,000(1)                           360,000
Schlumberger Ltd.                                                  54,200(1)          20,000            88,400
Solectron Corp.                                                   300,000(1)                           600,000
Sunrise Assisted Living, Inc.                                     250,000                              250,000
United Water Resources, Inc.                                      161,700                              453,900
Allergan Inc.                                                                        151,300             --
Beckman Instruments, Inc.                                                             95,000            80,000
Borders Group, Inc.                                                                  230,000           260,000
Crown Cork & Seal Co., Inc.                                                          160,000            45,000
DPL Inc.                                                                             400,000             --
Hewlett-Packard Co.                                                                   60,000           380,000
Interstate Bakeries Corp.                                                            111,000            69,000
MedPartners Inc.                                                                     100,000           273,000
Tele Danmark A/S ADS                                                                 260,000             --

----------
(1) By stock split.
(2) Includes shares previously listed under "Stock under Accumulation" in the Schedule of Investments.

                       DIVIDEND PAYMENT SCHEDULE AND THE
                      AUTOMATIC DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

  The Company presently pays dividends four times a year, as follows: (a) Three interim investment income dividends on or about March, June and September 1st.
  (b) A "year-end" payment consisting of the estimated balance of the net investment income for the year and the net realized capital gains earned through October 31st, payable in late December. Stockholders may elect to receive this payment in stock or cash. In connection with this payment, all stockholders of record are sent a dividend announcement notice and an election card in mid-November. The following options are available:

  (1) Full shares of stock for the combined income dividend and capital gains distribution to the extent possible.

  (2) Full shares of stock for the capital gains distribution to the extent possible. Fractional shares and the income dividend are paid in cash. Without a timely response, stockholders will be paid in accordance with this option.

  (3) Both the income dividend and capital gains distribution in cash.

  Stockholders holding shares in "street" or brokerage accounts may make one of the above elections by notifying their brokerage house representative.

  Stockholders of record of Adams stock have two additional ways to increase their investment in the Company.

  The Bank of New York's Automatic Dividend Reinvestment Plan provides that its participants' four distributions are automatically invested in additional shares of Adams common stock. New shares acquired are held on a book basis by the Bank.

  Additionally, after the participants' first dividend is reinvested, they are eligible to make cash payments in any amount from $25.00.

  The Bank provides participants with reinvestment confirmations after each dividend or cash payment. The Bank's fee for this service is 10% of the amount received up to a maximum of $2.50 for the interim dividend payments and cash payments. There is no charge for the "year-end" distribution.

  The Bank's plan also provides for the deposit of certificate shares into the participant's "book share" account for a one-time charge of $5.00.

  A brochure and enrollment card may be obtained by calling the Bank at (800) 432-8224 or by writing to:

                              The Bank of New York
                             Dividend Reinvestment
                                 P.O. Box 11258
                             Church Street Station
                               New York, NY 10277



                        ---------------------------------
                                  Common Stock
                     Listed on the New York Stock Exchange
                            and the Pacific Exchange
              Transfer Agent, Registrar & Custodian of Securities
                              The Bank of New York
                            101 Barclay Street, 11E
                               New York, NY 10007
          The Bank's Shareholder Relations Department: (800) 432-8224
         The Company Office Address: Seven St. Paul Street, Suite 1140,
                              Baltimore, MD 21202
         The Company Office Telephone: (410) 752-5900 or (800) 638-2479
                       Counsel: Chadbourne & Parke L.L.P.
               Independent Accountants: Coopers & Lybrand L.L.P.

10